Critical accounting judgements, estimates and assumptions (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Critical Accounting Judgements Estimates And Assumptions
Loss after tax	$ 11,423,130	$ 10,903,028	$ 14,408,346	$ 20,597,436	$ 11,197,450
Net cash outflows from operating activities	6,401,753	$ 5,151,388	9,386,196	5,555,868	$ 8,055,185
Net assets liabilities	(1,549,333)		2,558,544	(31,134,307)
Net assets liabilities	1,549,333		(2,558,544)	31,134,307
Net current assets liabilities	$ 4,909,021		$ 1,049,355	$ 21,916,914